Discontinued Operations Redbox Significant Operating and Investing Cash Flow Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total loss from discontinued operations, net of tax	$ (18,059)	$ (47,896)	$ (16,073)
Redbox Canada [Member]
Total loss from discontinued operations, net of tax	(17,291)	(14,597)	(5,851)
Depreciation and amortization	7,392	2,786	715
Content library	(787)	(410)	(659)
Prepaid and other current assets	(293)	(516)	(3,092)
Accounts payable	627	644	(14)
Accrued payables to retailers	(175)	247	2,023
Other accrued liabilities	(122)	506	807
Net cash flows from operating activities	(10,649)	(11,340)	(6,071)
Purchase of property, plant and equipment	(5,494)	(9,330)	(12,098)
Total cash flows used in investing activities	$ (5,494)	$ (9,330)	$ (12,098)